Acquisition and disposals	6 Months Ended
Jun. 30, 2026
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisition and disposals	7. Acquisition and disposals Acquisitions - 30 June 2026
There were no material acquisitions during the 6 months ended 30 June 2026.
Acquisitions - 30 June 2025
Arcadium Lithium plc
On 9 October 2024, Rio Tinto and Arcadium Lithium plc (Arcadium Lithium) announced a definitive agreement under which Rio Tinto would acquire 100% of Arcadium Lithium in an all-cash transaction for $5.85 per share (the “transaction”). On 6 March 2025, the transaction was completed following the sanctioning of the Scheme of Arrangement by the Royal Court of Jersey
and receipt of final regulatory approvals. On completion, the acquisition established Rio Tinto as a leader in supplying energy transition materials, with one of the world's largest lithium resource bases.
The transaction was accounted for as business combination under IFRS 3 “Business
Combinations” using the acquisition method of accounting.During the second half of 2025 we finalised the analysis to allocate the purchase price to the fair value of acquired assets and liabilities, which were provisionally reported at 30 June 2025. The following table summarises the final purchase price allocation for the Arcadium transaction:

Identifiable assets acquired and liabilities assumed	Final fair values at 6 March 2025 US$m
Intangible assets	2,301
Property, plant and equipment (including mineral interests)	4,814
Cash and cash equivalents	293
Borrowings(a)	(1,599)
Close-down, restoration and environmental provisions	(319)
Other provisions	(375)
Other assets and liabilities	155
Deferred tax liabilities (net of deferred tax assets)	(817)
Net assets	4,453
Non-controlling interest (NCI)(b)	(298)
Goodwill	2,146
Net attributable assets (including Goodwill)	6,301
(a)Borrowings includes a US$200 million loan advanced by Rio Tinto to Arcadium Lithium in January 2025, prior to the transaction completing.
(b)NCI relates to the Olaroz lithium carbonate mine in Argentina and the Nemaska Lithium development project in Canada, of which
Arcadium Lithium holds interests of 66.5% and 50%, respectively. It has been valued at the pro rata share of the net identifiable assets.
7. Acquisition and disposals (continued)

Presentation in cash flow statement	6 March 2025 US$m
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
less: cash and cash equivalents balance acquired	(293)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	6,008
Total cash paid on 6 March 2025 was US$6,701 million, including US$6,301 million paid in consideration of equity to the shareholders of Arcadium Lithium plc and US$400 million paid to holders of convertible loan notes. As a result of the acquisition, the Group's net debt increased by
US$7,607 million. This comprises US$7,407 million change in net debt on acquisition plus
US$200 million advanced to Arcadium Lithium prior to acquisition.

Impact of the acquisition on net debt	6 March 2025 US$m
Borrowings of Arcadium Lithium	1,599
less: convertible loan notes settled on change of control	(400)
less: cash and cash equivalents acquired	(293)
less: loan advanced to Arcadium prior to acquisition	(200)
Acquired net debt	706

Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
Cash payment to settle convertible loan notes	400
Change in net debt on acquisition	7,407
Transaction costs of US$77 million were recognised as an expense and included in operating expenses in the statement of profit or loss and were presented as part of operating cash flows in the statement of cash flows.
Disposals - 30 June 2026
There were no material disposals of businesses during the 6 months ended 30 June 2026.
Disposals - 30 June 2025
Divestment of 30% of Winu copper-gold project
On 8 May 2025, Rio Tinto entered into a binding joint venture agreement with Sumitomo Metal
Mining Co (SMM) to deliver the Winu copper-gold project (Winu), located in the Great Sandy
Desert region of Western Australia. The transaction was subsequently completed in second half of
2025, forming the Winu Joint Venture. We received an initial US$195 million in cash consideration for the sale of our 30% share of the project's assets and liabilities, and recognised a pre-tax gain of US$196 million in the income statement. A further US$235 million in deferred consideration to be received is contingent on future milestones; as at 30 June 2026, we have not recognised any additional consideration and this will be reassessed at each reporting period.
This transaction is described in the 2025 Annual Report on Form 20-F and did not have a material impact on profit or loss in the periods presented.